Employee Benefit Plans (Assumptions in Determining Net Periodic Benefit Costs) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits U.S. Plans [Member]
Assumptions used in determining net periodic benefit costs [Abstract]
Weighted average discount rate	5.15%	4.20%	4.95%
Weighted average expected rate of return on plan assets	6.25%	6.25%	7.00%
Pension Benefits U.S. Plans [Member] | Minimum
Assumptions used in determining net periodic benefit costs [Abstract]
Rate of compensation increase	3.50%	3.50%	3.50%
Pension Benefits U.S. Plans [Member] | Maximum
Assumptions used in determining net periodic benefit costs [Abstract]
Rate of compensation increase	7.50%	7.50%	7.50%
Pension Benefits Non-U.S. Plans [Member]
Assumptions used in determining net periodic benefit costs [Abstract]
Weighted average discount rate	2.06%	1.98%	2.35%
Weighted average expected rate of return on plan assets	3.24%	2.07%	3.35%
Pension Benefits Non-U.S. Plans [Member] | Minimum
Assumptions used in determining net periodic benefit costs [Abstract]
Rate of compensation increase	2.00%	1.50%	2.00%
Pension Benefits Non-U.S. Plans [Member] | Maximum
Assumptions used in determining net periodic benefit costs [Abstract]
Rate of compensation increase	5.50%	5.50%	4.00%
Other Postretirement Benefits U.S. Plans [Member]
Assumptions used in determining net periodic benefit costs [Abstract]
Weighted average discount rate	5.15%	4.20%	4.95%
Weighted average expected rate of return on plan assets	5.70%	5.76%	6.26%
Other Postretirement Benefits Non-U.S. Plans [Member]
Assumptions used in determining net periodic benefit costs [Abstract]
Weighted average discount rate	6.38%	5.01%	5.78%
Weighted average expected rate of return on plan assets	7.25%	7.25%	6.54%